2016 Omnibus Incentive Plan (Details) - 2016 Plan [Member]	9 Months Ended
Sep. 30, 2018 shares
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	346,178
Options to Purchase Shares	346,178
Exercise Price 8.00 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	2,679
Term (yrs)	3 years
Options to Purchase Shares	193,851
Exercise Price 10.64 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	92,482
Term (yrs)	4 years
Options to Purchase Shares	66,075
Exercise Price 12.11 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	1,786
Term (yrs)	8 years
Options to Purchase Shares	86,252
Exercise Price 14.00 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	185,518
Exercise Price 17.50 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	57,462
Exercise Price 20.00 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	2,679
Exercise Price 25.20 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	1,786
Exercise Price 28.00 [Member]
2016 Omnibus Incentive Plan [Abstract]
Options to Purchase Shares	1,786